SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	1,929,824	1,929,824
Gain (Loss) on Sale of Derivatives		$ 270	$ 419	$ 120
Cumulative Basis For Measurement Of Tax Benefits		50.00%	50.00%	50.00%
Warrant [Member]
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		4,274,570
Restricted Stock [Member]
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		0	180,822	479,166
Employee Stock Option [Member]
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)		2,256,690	823,990	411,002